Leases - Financial Position (Details) - USD ($) $ in Thousands	Jan. 01, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 11,846	$ 8,380	$ 11,846
Lease liabilities [abstract]
Current	4,942	3,144
Non-current	8,607	5,783
Total lease liabilities	13,549	8,927
Land building and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	10,103	7,037
Plant and production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,224	1,003
Vehicles furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 519	$ 340	$ 519